Statements of Shareholder's Equity (USD $) In Thousands	Total	Common stock	Additional capital paid-in	Retained income	Accumulated other comprehensive income
Beginning Balance at Dec. 31, 2008		$ 2,500	$ 180,000	$ 116,283	$ (222)
Net income	8,629			8,629
Change in unrealized net capital gains and losses	5,783				5,783
Ending Balance at Dec. 31, 2009	312,973	2,500	180,000	124,912	5,561
Net income	8,310			8,310
Change in unrealized net capital gains and losses	4,584				4,584
Ending Balance at Dec. 31, 2010	325,867	2,500	180,000	133,222	10,145
Net income	9,050			9,050
Change in unrealized net capital gains and losses	3,411				3,411
Ending Balance at Dec. 31, 2011	$ 338,328			$ 142,272	$ 13,556